Investments	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Investments

7. Investments

Investments consist of the following:

	As at
	March 31,	March 31,
	2019	2018
Investments in marketable securities and mutual funds	$134,493	$99,954
Investment in fixed deposits	15,907	21,548

Total	$150,400	$121,502

	As at
	March 31, 2019	March 31, 2018
Current investments	$67,913	$120,960
Non-current investments	82,487	542

Total	$150,400	$121,502